RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Due to related parties

During the years ended December 31, 2024, and 2023, the Company received total loan proceeds of $644,366 and $130,943, respectively, from Mr. Heng Fei Yang, the Company’s CEO. The Company repaid $0 in 2024 and $78,281 in 2023. These loans are unsecured, interest-free, and repayable on demand. As of December 31, 2024, and 2023, the outstanding loan balance was $734,095 and $97,138, respectively.

Transactions with related parties

Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) and the Company is under the common control of Mr. Heng Fei Yang. On April 18, 2023, the Company entered into a sales agreement with Aixi for the sale of 100 graphene-based sauna rooms, valued at approximately $253,000. As of December 31, 2023, the Company had received advance payments totaling $155,135 from Aixi. Accordingly, the Company reported $155,135 as advances from customers – related parties and $0 as accounts receivable – related party as of December 31, 2023.

As of December 31, 2024, the Company reported $0 in advances and $14,632 as account receivable from Aixi. During the years ended December 31, 2024 and 2023, the Company recorded sales to Aixi of $587,144 and $0, respectively.

The major shareholder of Shanghai Shengji Trade Co., Ltd. (“Shengji”) was a member of the Company’s management team. On June 20, 2023, the Company entered into a sales agreement with Shengji for the sale of 100 graphene-based sauna rooms, valued at approximately $253,000. As of December 31, 2023, the Company had collected $211,784 in advance payments from Shengji. The related products were delivered and recognized as sales in 2024. As a result, the Company reported $211,784 as advances from customers – related parties as of December 31, 2023, and $0 as of December 31, 2024. During the years ended December 31, 2024 and 2023, the Company recorded sales to Shengji of $56,291 and $0 , respectively.